UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2024 USD ($)
Operating activities:
Net cash provided by/ (used in) operating activities from continuing operations	¥ (87,272)	$ (12,009)	¥ 5,094
Net cash used in operating activities from discontinued operation	(16,514)	(2,272)	(42,773)
Net cash used in operating activities	(103,786)	(14,281)	(37,679)
Investing activities:
Purchase of property and equipment and intangible assets	(19,381)	(2,667)	(11,758)
Proceeds from disposal of property and equipment	1,001	138	178
Loan provided to related parties	(33,383)	(4,594)
Loan collected from related party	21,753	2,993
Net cash used in investing activities from continuing operations	(30,010)	(4,130)	(11,580)
Net cash provided by/ (used in) investing activities from discontinued operation	(1,835)	(253)	97,174
Net cash provided by/ (used in) investing activities	(31,845)	(4,383)	85,594
Financing activities:
Proceeds from bank borrowing	11,000	1,514
Issuance of Class A ordinary shares in connection with exercise of share options	141	19	173
Acquisition of noncontrolling interests	(440)	(61)
Repayment of bank borrowings			(30,000)
Repurchase of ordinary shares	(7,298)	(1,004)	(2,075)
Net cash (used in)/ provided by financing activities from continuing operations	3,403	468	(31,902)
Net cash used in financing activities from discontinued operation	(7,792)	(1,072)	(22,000)
Net cash used in financing activities	(4,389)	(604)	(53,902)
Changes in cash, cash equivalents and restricted cash	(140,020)	(19,268)	(5,987)
Effect of foreign currency exchange rate changes on cash, cash equivalents and restricted cash	180	25	114
Net change in cash, cash equivalents and restricted cash	(139,840)	(19,243)	(5,873)
Cash, cash equivalents and restricted cash at the beginning of the period	289,852	39,885	373,967
Cash and cash equivalents	115,882		280,077	$ 15,946
Restricted cash	34,130		88,017	4,696
Cash, cash equivalents and restricted cash at the end of the period	150,012	20,642	368,094
Less: Cash, cash equivalents and restricted cash of discontinued operation	41,768		191,965	5,747
Cash, cash equivalents and restricted cash at the end of the period from continuing operations	108,244		176,129	$ 14,895
Supplemental disclosure of cash flow information from continuing operations:
Income taxes paid	827	114	207
Interest paid	109	15	360
Non-cash investing and financing activities from continuing operations:
Accrual for purchase of equipment	7,424	1,022	2,160
Operating lease right-of-use assets obtained in exchange for new operating lease liabilities	¥ 108,456	$ 14,924	¥ 57,125